Related Parties - Schedule of Key Management Compensation (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Key Management Compensation [Abstract]
Short-term compensation (including salary)	R$ 1,546	R$ 4,756
Share-based compensation		14,952
Total	R$ 1,546	R$ 19,708